Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of Group's investments in joint ventures
	06.30.2023	06.30.2022
Beginning of the year	34,765	42,978
Capital contributions (Note 30)	55	2,231
Share of profit / (loss)	2,622	(764)
Currency translation adjustment	(51)	(1,020)
Dividends (Note 30)	(319)	(7,731)
Reclassification to financial instruments	-	(320)
Others	-	(609)
End of the year (i)	37,072	34,765

Schedule of additional information related to the Groups investment
Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income / (loss)
	06.30.2023	06.30.2022	06.30.2021	06.30.2023	06.30.2022	06.30.2023	06.30.2022	06.30.2021
Associates and joint ventures
New Lipstick	49.96%	49.96%	49.96%	243	308	(66)	149	(1,697)
BHSA (1)	29.91%	29.91%	29.91%	23,918	20,836	3,083	1,882	(2,673)
Condor (2)	-	21.70%	18.89%	-	-	76	916	(1,464)
Quality (3)	50.00%	50.00%	50.00%	6,987	8,316	(1,387)	(2,119)	(916)
La Rural SA	50.00%	50.00%	50.00%	1,214	524	705	(91)	(476)
GCDI (former TGLT S.A.)	27.82%	27.82%	27.82%	1,915	1,753	162	(1,559)	(7,625)
Other joint ventures	N/A	N/A	N/A	2,795	3,028	(2)	(962)	(8,531)
Total associates and joint ventures				37,072	34,765	2,571	(1,784)	(23,382)

Name of the entity	Place of business / Country of incorporation	Main activity		Latest financial statements issued
			Common shares 1 vote	Share capital (nominal value)	Profit / (loss) for the year	Shareholders’ equity
Associates and joint ventures
New Lipstick	USA	Real estate	23,631,037	(*) 47	(*) (2)	(*) (44)
BHSA (1)	Argentina	Financial	448,689,072	(**) 1,500	(**) 10,306	(**) 77,676
Quality (3)	Argentina	Real estate	1,421,672,293	2,843	(2,768)	13,645
La Rural SA	Argentina	Organization of events	714,998	1	719	1,896
GCDI (former TGLT S.A.)	Argentina	Real estate	257,330,595	925	(2,008)	6,885

Schedule of financial information of the joint ventures considered to be material
	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Net assets	% of ownership interest held	Interest in associate and joint venture	Goodwill and others	Book value
	06.30.2023
Associates
BHSA	520,170	139,246	572,821	6,593	80,002	29.91%	23,929	(11)	23,918
GCDI	14,898	26,748	17,971	16,790	6,885	27.82%	1,915	-	1,915
Joint ventures
Quality Invest (ii)	50	20,975	146	7,234	13,645	50.00%	6,823	164	6,987

	06.30.2022
Associates
BHSA	520,704	172,333	604,692	19,318	69,027	29.91%	20,646	190	20,836
GCDI	16,192	26,670	17,626	16,550	8,686	27.82%	2,417	(664)	1,753
Joint ventures
Quality Invest (ii)	131	24,771	152	8,448	16,302	50.00%	8,151	165	8,316
	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investing activities	Cash of financing activities	Changes in cash and cash equivalents
	06.30.2023 (i)
Associates
BHSA	168,559	10,306	10,306	-	8,077	(1,104)	8,051	15,024
GCDI	13,420	266	501	-	(563)	501	64	2
Joint ventures
Quality Invest (ii)	124	(2,768)	(2,768)	-	(325)	48	234	(43)

	06.30.2022 (i)
Associates
BHSA	116,506	6,295	6,295	-	71,590	(517)	(52,997)	18,076
GCDI	9,050	(4,590)	(4,503)	-	(2,850)	9,074	(5,454)	770
Joint ventures
Quality Invest (ii)	445	(4,236)	(4,236)	-	(90)	(71)	206	45